Property and Equipment, Net (Details) - USD ($)		Sep. 30, 2020	Jun. 30, 2020		Jun. 30, 2019
Property, Plant and Equipment [Line Items]
Total		$ 1,888,675	$ 1,814,629		$ 2,219,477
Less: Accumulated depreciation and amortization		(1,412,451)	(1,291,339)		(1,229,567)
Property and equipment, net		476,224	523,290		989,910
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total		198,223	190,518		196,050
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	[1]	818,559	786,745	[2]	807,078
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Total	[1]	112,275	107,911	[2]	116,339
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	[1]	538,879	516,999	[2]	700,724
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	[1]	74,597	71,697	[2]	167,143
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	[1]	100,793	97,172	[2]	162,865
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	[1]	$ 45,349	$ 43,587	[2]	$ 69,278

[1]	For the three months ended September 30, 2019, an impairment of $127,177 was recorded due to continued decrease in revenues from the inland transportation management segment, no impairment was recorded for same period 2020.
[2]	For the year ended June 30, 2020, an impairment of $127,177 was recorded due to continued decrease in revenues from the inland transportation management segment, no impairment was recorded for same period 2019.